Pension and other post-retirement benefits - Benefit Obligations in Excess of Plan Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 439,458	$ 462,943
Fair value of plan assets	339,099	376,276
Projected benefit obligation	476,791	523,743
Fair value of plan assets	339,099	403,945
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	163,375	171,175
Fair value of plan assets	107,430	121,561
Projected benefit obligation	163,375	171,175
Fair value of plan assets	$ 107,430	$ 121,561